Preferred Stock - Additional Information (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, shares authorized	10,000,000	10,000,000